Income taxes - Disclosure of Current and Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER COMPREHENSIVE (LOSS)/INCOME
Current taxes	$ (2)	$ 0
Deferred taxes	199	(73)
Total income taxes recovery (expense)	197	(73)
DEFICIT
Current taxes	1	3
Deficit	(8)	(7)
Total income taxes recovery (expense)	$ (7)	$ (4)